Document and Entity Information	Jul. 16, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001817229
Document Type	8-K
Document Period End Date	Jul. 16, 2025
Entity Registrant Name	Vor Biopharma Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39979
Entity Tax Identification Number	81-1591163
Entity Address, Address Line One	100 Cambridgepark Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	655-6580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false